PLEDGED ASSETS (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended
	May 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments Owned And Pledged As Collateral Details [Abstract]
Pledged amounts relating to notes backed with consumer loans and credit cards		€ 23,318	€ 30,276
Trading and available-for-sale debt securities		10,603
Pledged amounts relating to loans.		9,304
Nomimal Amount of sold bond to members of the Eurosystem EFSF	€ 325	3,249
Covered bonds of a nominal amount backed with mortgage loans		2,200
Value of mortgage loans of covered bonds		3,411	€ 7,009
Group has pledged Hellenic Republic Treasury bills		€ 340